Income taxes - Net Deferred Tax Assets and Liabilities (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Net amount at January 1	SFr 59.1	SFr 13.9	SFr (3.4)
thereof deferred tax assets	69.5	31.7	2.2
thereof deferred tax liabilities	(10.5)	(17.9)	(5.6)
Taxes charged
to income statement	46.2	18.6	SFr (3.6)
to other comprehensive income	0.7	(0.9)
Exchange differences	(1.6)	(0.4)
Net amount at December 31	SFr 13.9	SFr (3.4)